Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other receivables
Schedule of trade and other receivables
	June 30, 2022	June 30, 2021
Sale, leases and services receivables	8,012	7,532
Less: Allowance for doubtful accounts	(853)	(1,395)
Total trade receivables	7,159	6,137
Prepaid expenses	339	1,320
Borrowings, deposits and others	4,661	6,017
Advances to suppliers	917	1,558
Tax receivables	935	1,912
Others	1,156	1,623
Total other receivables	8,008	12,430
Total trade and other receivables	15,167	18,567
Non-current	4,336	4,669
Current	10,831	13,898
Total	15,167	18,567

Schedule of allowance for doubtful accounts
	June 30, 2022	June 30, 2021
Beginning of the year	1,395	9,199
Additions (i)	250	1,238
Recovery (i)	(282)	(376)
Currency translation adjustment	73	(452)
Deconsolidation	-	(7,614)
Receivables written off during the year as uncollectable	(12)	(46)
Inflation adjustment	(571)	(554)
End of the year	853	1,395

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	391	238	649	5,607	853	7,738	96.58%
Consumer financing	-	-	-	87	-	87	1.09%
Sale of properties and developments	40	-	20	127	-	187	2.33%
Total as of June 30, 2022	431	238	669	5,821	853	8,012	100.00%

Leases and services	554	405	1,077	3,794	1,369	7,199	95.58%
Consumer financing	-	-	-	-	26	26	0.35%
Sale of properties and developments	-	-	-	307	-	307	4.07%
Total as of June 30, 2021	554	405	1,077	4,101	1,395	7,532	100.00%